Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS
Date	Trading Securities	Level	Fair Value
September 30, 2025	None

December 31, 2024	Marketable securities held in the trust account	1	$18,000,701

Date	Trading Securities	Level	Fair Value
December 31, 2024	Marketable securities held in the trust account	1	$18,000,701

December 31, 2023	Marketable securities held in the trust account	1	$50,880,604